Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017
Pro Forma Merger Adjustments
Assets
Cash and cash equivalents	$ (91,852)
Restricted cash	0
Total cash, cash equivalents and restricted cash	(91,852)
Owned inventory	(263,292)
Real estate not owned	0
Land deposits	136,549
Mortgage loans held for sale	(6,875)
Investments in unconsolidated entities	0
Land and other inventories	(263,292)
Operating lease right of use assets	0
Deferred tax assets, net	41,186
Goodwill	154,012
Total assets	(33,037)
Property and equipment and other assets, net	(2,764)
Liabilities
Accounts payable	0
Customer deposits	0
Estimated development liability	0
Accrued expenses and other liabilities	(32,418)
Operating lease liabilities	37,900
Income taxes payable	692
Total debt, net	161,826
Liabilities attributable to real estate not owned	0
Total liabilities	168,000
Stockholders' Equity
Total stockholders' equity	(201,037)
Total liabilities and stockholders' equity	(33,037)
Pro Forma Combined
Assets
Cash and cash equivalents	172,315
Restricted cash	1,747
Total cash, cash equivalents and restricted cash	174,062
Owned inventory	6,294,261
Real estate not owned	239,244
Land deposits	178,339
Mortgage loans held for sale	269,768
Investments in unconsolidated entities	129,915
Land and other inventories	6,533,505
Operating lease right of use assets	74,751
Deferred tax assets, net	230,037
Goodwill	427,134
Total assets	8,325,827
Property and equipment and other assets, net	308,316
Liabilities
Accounts payable	304,366
Customer deposits	184,975
Estimated development liability	36,762
Accrued expenses and other liabilities	469,368
Operating lease liabilities	81,071
Income taxes payable	8,290
Total debt, net	3,684,447
Liabilities attributable to real estate not owned	239,244
Total liabilities	5,008,523
Stockholders' Equity
Total stockholders' equity	3,317,304
Total liabilities and stockholders' equity	8,325,827
AV Homes Inc [Member]
Assets
Cash and cash equivalents		$ 104,562	$ 240,990
Restricted cash		1,122	1,165
Total cash, cash equivalents and restricted cash		105,684	242,155
Receivables		5,682	13,702
Land and other inventories		754,593	603,851
Property and equipment, net		40,272	32,664
Prepaid expenses and other assets		18,619	17,117
Deferred tax assets, net		69,595	70,365
Goodwill		39,023	30,290
Total assets		1,033,468	1,010,144
Liabilities
Accounts payable		40,789	35,810
Accrued and other liabilities		40,064	29,193
Customer deposits		14,129	9,507
Estimated development liability		31,178	31,556
Senior debt, net		473,575	472,108
Total liabilities		599,735	578,174
Stockholders' Equity
Common stock, par value $1 per share		22,471	22,475
Additional paid-in capital		407,179	404,859
Retained earnings		7,102	7,655
Equity before treasury stock		436,752	434,989
Treasury stock		(3,019)	(3,019)
Total stockholders' equity		433,733	431,970
Total liabilities and stockholders' equity		$ 1,033,468	$ 1,010,144
Taylor Morrison Condensed Historical
Assets
Cash and cash equivalents	222,049
Restricted cash	1,747
Total cash, cash equivalents and restricted cash	223,796
Owned inventory	4,229,971
Real estate not owned	23,703
Land deposits	41,790
Mortgage loans held for sale	108,550
Investments in unconsolidated entities	128,363
Land and other inventories	4,253,674
Operating lease right of use assets	37,751
Deferred tax assets, net	142,597
Goodwill	149,428
Total assets	5,339,860
Property and equipment and other assets, net	253,911
Liabilities
Accounts payable	189,556
Customer deposits	184,975
Estimated development liability	36,762
Accrued expenses and other liabilities	252,687
Operating lease liabilities	43,171
Income taxes payable	7,598
Total debt, net	2,115,430
Liabilities attributable to real estate not owned	23,703
Total liabilities	2,853,882
Stockholders' Equity
Total stockholders' equity	2,485,978
Total liabilities and stockholders' equity	5,339,860
William Lyon Homes Condensed Historical
Assets
Cash and cash equivalents	42,118
Restricted cash	0
Total cash, cash equivalents and restricted cash	42,118
Owned inventory	2,327,582
Real estate not owned	215,541
Land deposits	0
Mortgage loans held for sale	168,093
Investments in unconsolidated entities	1,552
Land and other inventories	2,543,123
Operating lease right of use assets	37,000
Deferred tax assets, net	46,254
Goodwill	123,695
Total assets	3,019,004
Property and equipment and other assets, net	57,169
Liabilities
Accounts payable	114,810
Customer deposits	0
Estimated development liability	0
Accrued expenses and other liabilities	249,099
Operating lease liabilities	0
Income taxes payable	0
Total debt, net	1,407,191
Liabilities attributable to real estate not owned	215,541
Total liabilities	1,986,641
Stockholders' Equity
Total stockholders' equity	1,032,363
Total liabilities and stockholders' equity	$ 3,019,004